October 26, 2020

BNY MELLON ETF TRUST

BNY Mellon Emerging Markets Equity ETF (“BEMEF”)
BNY Mellon International Equity ETF (“BIEF”)
BNY Mellon US Large Cap Core Equity ETF (“BLCCEF”)
BNY Mellon US Mid Cap Core Equity ETF (“BMCCEF”)
BNY Mellon US Small Cap Core Equity ETF (“BSCCEF”)

Supplement to Current Statement of Additional Information

The following information replaces disclosure related to Richard A. Brown and supplements the portfolio manager information contained in the section of the Statement of Additional Information entitled "Certain Portfolio Manager Information":

The following table lists the number and types of accounts advised by each fund’s primary portfolio manager(s) and assets under management in those accounts as of the end of the last calendar year, December 31, 2019, except as otherwise indicated.

1 Because Messrs. France, Frysinger and Stoll and Mses. Sheremeta and Walker Smith became primary portfolio managers of BLCCEF, BMCCEF, BSCCEF, BIEF and BEMEF as of October 26, 2020, their information is as of September 30, 2020.

The following table provides information on accounts managed (included within the table above) by each primary portfolio manager that are subject to performance-based advisory fees.

The following table lists the dollar range of fund shares beneficially owned by the primary portfolio manager(s) as of the date of this SAI, except as otherwise indicated.

.

Primary Portfolio Manager	Fund	Dollar Range of Fund Shares Beneficially Owned
David France[1]	BLCCEF	None.
	BMCCEF	None.
	BSCCEF	None.
	BIEF	None.
	BEMEF	None.
Todd Frysinger[1]	BLCCEF	None.
	BMCCEF	None.
	BSCCEF	None.
	BIEF	None.
	BEMEF	None.
Vlasta Sheremeta[1]	BLCCEF	None.
	BMCCEF	None.
	BSCCEF	None.
	BIEF	None.
	BEMEF	None.
Michael Stoll[1]	BLCCEF	None.
	BMCCEF	None.
	BSCCEF	None.
	BIEF	None.
	BEMEF	None.
Marlene Walker Smith[1]	BLCCEF	None.
	BMCCEF	None.
	BSCCEF	None.
	BIEF	None.
	BEMEF	None.

1 Because Messrs. France, Frysinger and Stoll and Mses. Sheremeta and Walker Smith became primary portfolio managers of BLCCEF, BMCCEF, BSCCEF, BIEF and BEMEF as of October 26, 2020, their information is as of September 30, 2020.

ETF-SAISTK-1020